UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:     BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 44.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	33,860	$947,409
BlackRock Commodity Strategies Fund, Institutional Class	28,312	259,623
BlackRock Equity Dividend Fund, Institutional Class	19,833	449,018
BlackRock International Fund, Institutional Class	28,764	407,304
BlackRock International Opportunities Portfolio, Institutional Class	6,427	239,903
BlackRock Long-Horizon Equity Fund, Institutional Class	47,870	656,299
BlackRock Pacific Fund, Inc., Institutional Class	19,788	379,738
iShares International Developed Real Estate ETF	3,061	97,462
iShares MSCI Germany ETF	14,905	392,150
iShares MSCI Japan ETF	35,737	400,969
iShares MSCI Mexico Capped ETF	5,168	341,450
iShares Russell 2000 ETF	3,856	399,751
iShares U.S. Financials ETF	10,221	766,371
iShares U.S. Industrials ETF	1,553	136,571
iShares U.S. Technology ETF	10,195	787,462
Master Basic Value LLC	$1,105,105	1,105,105
Master Large Cap Growth Portfolio	$832,712	832,712

		8,599,297

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 52.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	69,800	$568,173
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,476	524,605
BlackRock Low Duration Bond Portfolio, Institutional Class	69,079	670,754
Master Total Return Portfolio	$8,341,808	8,341,808

		10,105,340

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	588,377	588,377
Total Affiliated Investment Companies (Cost — $18,291,725*) — 100.7%		19,293,014
Liabilities in Excess of Other Assets — (0.7)%		(129,534)

Net Assets — 100.0%		$19,163,480

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,105,103

Gross unrealized appreciation	$2,516,125
Gross unrealized depreciation	(1,328,214)

Net unrealized appreciation	$1,187,911

Portfolio Abbreviation
ETF Exchange Traded Fund

BLACKROCK FUNDS II	JULY 31, 2013	1

Schedule of Investments (continued)	LifePath Active 2015 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	47,700	34,320		48,160		33,860	$947,409	$4,349	$74,305
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	33,524		5,212		28,312	$259,623	$71	$156
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	55,125		55,125		—	—	$14,490	$41,632
BlackRock Equity Dividend Fund, Institutional Class	81,533	32,989		94,689		19,833	$449,018	$10,871	$177,286
BlackRock High Yield Bond Portfolio, BlackRock Class	49,674	124,068		103,942		69,800	$568,173	$25,533	$65,410
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	68,422		20,946		47,476	$524,605	$4,699	$(14,590)
BlackRock International Fund, Institutional Class	42,955	15,068		29,259		28,764	$407,304	$2,853	$844
BlackRock International Opportunities Portfolio, Institutional Class	9,838	105		3,516		6,427	$239,903	$3,521	$15,573
BlackRock Liquidity Funds, TempFund, Institutional Class	396,469	191,908	[1]	—		588,377	$588,377	$269	—
BlackRock Long-Horizon Equity Fund, Institutional Class	58,740	23,693		34,563		47,870	$656,299	$21,539	$25,707
BlackRock Low Duration Bond Portfolio, Institutional Class	—	69,079		—		69,079	$670,754	$2,176	—
BlackRock Pacific Fund, Inc., Institutional Class	—	29,148		9,360		19,788	$379,738	$1,869	$(7,769)
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,712	—		14,712		—	—	—	$56,647
iShares International Developed Real Estate ETF	—	3,343		282		3,061	$97,462	$5,697	$1,214
iShares MSCI Emerging Markets ETF	11,003	—		11,003		—	—	—	$46,991
iShares MSCI Germany ETF	13,256	1,649		—		14,905	$392,150	$6,482	—
iShares MSCI Japan ETF	—	35,737		—		35,737	$400,969	$1,688	—
iShares MSCI Mexico Capped ETF	—	5,168		—		5,168	$341,450	$2,366	—
iShares Russell 2000 ETF	—	8,747		4,891		3,856	$399,751	$8,407	$74,324
iShares U.S. Financials ETF	—	10,221		—		10,221	$766,371	$5,970	—
iShares U.S. Industrials ETF	—	5,796		4,243		1,553	$136,571	$2,165	$30,567
iShares U.S. Real Estate ETF	—	1,391		1,391		—	—	$1,912	$12,926
iShares U.S. Technology ETF	3,845	10,195		3,845		10,195	$787,462	$3,354	$4,154
Master Basic Value LLC	$642,714	$462,391	[1]	—		$1,105,105	$1,105,105	$15,780	$114,002
Master Large Cap Growth Portfolio	$1,043,733	—		$211,021	[2]	$832,712	$832,712	$12,031	$55,030
Master S&P 500 Index Series	$1,323,084	—		$1,323,084	[2]	—	—	$6,719	$1,562
Master Total Return Portfolio	$7,613,169	$728,639	[1]	—		$8,341,808	$8,341,808	$228,933	$122,764
Master Value Opportunities LLC	$371,260	—		$371,260	[2]	—	—	$657	$648

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,013,389	$10,279,625	—	$19,293,014

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FUNDS II	JULY 31, 2013	3

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 57.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	53,695	$1,502,382
BlackRock Commodity Strategies Fund, Institutional Class	40,205	368,676
BlackRock Equity Dividend Fund, Institutional Class	36,111	817,544
BlackRock International Fund, Institutional Class	54,900	777,390
BlackRock International Opportunities Portfolio, Institutional Class	12,701	474,144
BlackRock Long-Horizon Equity Fund, Institutional Class	74,440	1,020,574
BlackRock Pacific Fund, Inc., Institutional Class	23,816	457,036
iShares International Developed Real Estate ETF	10,208	325,023
iShares MSCI Germany ETF	18,358	482,999
iShares MSCI Japan ETF	43,013	482,606
iShares MSCI Mexico Capped ETF	6,380	421,527
iShares Russell 2000 ETF	3,809	394,879
iShares U.S. Financials ETF	15,804	1,184,984
iShares U.S. Industrials ETF	2,785	244,913
iShares U.S. Technology ETF	12,130	936,921
Master Basic Value LLC	$1,794,546	1,794,546
Master Large Cap Growth Portfolio	$1,484,015	1,484,015

		13,170,159

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 42.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	56,605	$460,761
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,597	713,802
BlackRock Low Duration Bond Portfolio, Institutional Class	70,947	688,899
Master Total Return Portfolio	$8,064,318	8,064,318

		9,927,780

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	736,248	736,248
Total Affiliated Investment Companies (Cost — $22,039,845*) — 103.1%		23,834,187
Liabilities in Excess of Other Assets — (3.1)%		(724,135)

Net Assets — 100.0%		$23,110,052

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,846,617

Gross unrealized appreciation	$3,584,253
Gross unrealized depreciation	(1,596,683)

Net unrealized appreciation	$1,987,570

4	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,993	50,090		57,388		53,695	$1,502,382	$7,204	$81,151
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	40,205		—		40,205	$368,676	$85	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	8	81,194		81,202		—	—	$21,857	$66,653
BlackRock Equity Dividend Fund, Institutional Class	108,657	48,032		120,578		36,111	$817,544	$18,738	$261,300
BlackRock High Yield Bond Portfolio, BlackRock Class	58,926	107,276		109,597		56,605	$460,761	$27,927	$70,321
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	64,597		—		64,597	$713,802	$4,470	$11,300
BlackRock International Fund, Institutional Class	54,452	26,046		25,598		54,900	$777,390	$4,944	$(4,243)
BlackRock International Opportunities Portfolio, Institutional Class	14,592	1,773		3,664		12,701	$474,144	$6,087	$15,819
BlackRock Latin America Fund, Inc, Institutional Class	1	—		1		—	—	—	$(3)
BlackRock Liquidity Funds, TempFund, Institutional Class	602,354	133,894	[1]	—		736,248	$736,248	$383	—
BlackRock Long-Horizon Equity Fund, Institutional Class	84,421	23,238		33,219		74,440	$1,020,574	$30,957	$40,078
BlackRock Low Duration Bond Portfolio, Institutional Class	—	70,947		—		70,947	$688,899	$2,213	—
BlackRock Pacific Fund, Inc., Institutional Class	—	34,685		10,869		23,816	$457,036	$2,250	$(9,022)
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,703	—		20,703		—	—	—	$81,689
iShares International Developed Real Estate ETF	—	10,435		227		10,208	$325,023	$18,088	$977
iShares MSCI Emerging Markets ETF	14,023	—		14,023		—	—	—	$59,889
iShares MSCI Germany ETF	17,059	1,299		—		18,358	$482,999	$7,984	—
iShares MSCI Japan ETF	—	43,013		—		43,013	$482,606	$2,032	—
iShares MSCI Mexico Capped ETF	—	6,380		—		6,380	$421,527	$2,921	—
iShares Russell 2000 ETF	—	9,292		5,483		3,809	$394,879	$10,645	$83,310
iShares U.S. Financials ETF	—	15,804		—		15,804	$1,184,984	$6,667	—
iShares U.S. Industrials ETF	—	8,317		5,532		2,785	$244,913	$3,262	$39,853
iShares U.S. Real Estate ETF	—	4,341		4,341		—	—	$5,968	$40,212
iShares U.S. Technology ETF	4,948	12,130		4,948		12,130	$936,921	$4,094	$5,346
Master Basic Value LLC	$645,245	$1,149,301	[1]	—		$1,794,546	$1,794,546	$21,639	$164,715
Master Large Cap Growth Portfolio	$1,065,007	$419,008	[1]	—		$1,484,015	$1,484,015	$16,677	$78,807
Master S&P 500 Index Series	$1,671,234	—		$1,671,234	[2]	—	—	$8,262	$1,859
Master Total Return Portfolio	$7,898,916	$165,402	[1]	—		$8,064,318	$8,064,318	$231,161	$125,460
Master Value Opportunities LLC	$509,484	—		$509,484	[2]	—	—	$901	$890

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,491,308	$11,342,879	—	$23,834,187

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FUNDS II	JULY 31, 2013	5

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	63,486	$1,776,339
BlackRock Commodity Strategies Fund, Institutional Class	31,034	284,581
BlackRock Equity Dividend Fund, Institutional Class	45,455	1,029,099
BlackRock International Fund, Institutional Class	65,474	927,117
BlackRock International Opportunities Portfolio, Institutional Class	12,641	471,896
BlackRock Long-Horizon Equity Fund, Institutional Class	82,123	1,125,903
BlackRock Pacific Fund, Inc., Institutional Class	33,117	635,509
iShares International Developed Real Estate ETF	14,354	457,031
iShares MSCI Germany ETF	17,021	447,822
iShares MSCI Japan ETF	37,962	425,934
iShares MSCI Mexico Capped ETF	5,911	390,540
iShares Russell 2000 ETF	2,245	232,739
iShares U.S. Financials ETF	12,324	924,054
iShares U.S. Industrials ETF	2,223	195,491
iShares U.S. Technology ETF	11,564	893,203
Master Basic Value LLC	$2,298,995	2,298,995
Master Large Cap Growth Portfolio	$1,743,152	1,743,152

		14,259,405

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 33.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	81,100	$660,151
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,790	461,777
BlackRock Low Duration Bond Portfolio, Institutional Class	34,471	334,713
Master Total Return Portfolio	$6,048,442	6,048,442

		7,505,083

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	759,535	759,535
Total Affiliated Investment Companies
(Cost — $20,901,672*) — 101.0%		22,524,023
Liabilities in Excess of Other Assets — (1.0)%		(219,061)

Net Assets — 100.0%		$22,304,962

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,725,548

Gross unrealized appreciation	$3,132,036
Gross unrealized depreciation	(1,333,561)

Net unrealized appreciation	$1,798,475

6	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,918	46,299		29,731		63,486	$1,776,339	$7,103	$191
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	31,034		—		31,034	$284,581	$65	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	82,433		82,433		—	—	$19,712	$56,317
BlackRock Equity Dividend Fund, Institutional Class	86,897	47,865		89,307		45,455	$1,029,099	$20,528	$120,721
BlackRock High Yield Bond Portfolio, BlackRock Class	34,773	100,274		53,947		81,100	$660,151	$17,708	$42,907
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	41,790		—		41,790	$461,777	$2,876	$6,886
BlackRock International Fund, Institutional Class	38,785	32,373		5,684		65,474	$927,117	$5,633	$(966)
BlackRock International Opportunities Portfolio, Institutional Class	8,670	3,971		—		12,641	$471,896	$6,926	—
BlackRock Liquidity Funds, TempFund, Institutional Class	572,283	187,252	[1]	—		759,535	$759,535	$385	—
BlackRock Long-Horizon Equity Fund, Institutional Class	60,623	52,996		31,496		82,123	$1,125,903	$22,230	$20,085
BlackRock Low Duration Bond Portfolio, Institutional Class	—	45,034		10,563		34,471	$334,713	$1,250	$(1,479)
BlackRock Pacific Fund, Inc., Institutional Class	—	33,117		—		33,117	$635,509	$3,128	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,782	—		14,782		—	—	—	$58,986
iShares International Developed Real Estate ETF	—	14,354		—		14,354	$457,031	$22,287	—
iShares MSCI Emerging Markets ETF	9,978	—		9,978		—	—	—	$42,614
iShares MSCI Germany ETF	11,668	5,353		—		17,021	$447,822	$7,402	—
iShares MSCI Japan ETF	—	37,962		—		37,962	$425,934	$1,794	—
iShares MSCI Mexico Capped ETF	—	5,911		—		5,911	$390,540	$2,706	—
iShares Russell 2000 ETF	—	6,411		4,166		2,245	$232,739	$7,317	$66,952
iShares U.S. Financials ETF	—	12,324		—		12,324	$924,054	$5,199	—
iShares U.S. Industrials ETF	—	6,948		4,725		2,223	$195,491	$2,696	$34,039
iShares U.S. Real Estate ETF	—	6,103		6,103		—	—	$7,073	$47,558
iShares U.S. Technology ETF	3,384	11,564		3,384		11,564	$893,203	$3,537	$3,656
Master Basic Value LLC	$636,814	$1,662,181	[1]	—		$2,298,995	$2,298,995	$24,075	$190,023
Master Large Cap Growth Portfolio	$980,098	$763,054	[1]	—		$1,743,152	$1,743,152	$18,048	$91,743
Master S&P 500 Index Series	$1,602,270	—		$1,602,270	[2]	—	—	$7,182	$1,404
Master Total Return Portfolio	$4,652,263	$1,396,179	[1]	—		$6,048,442	$6,048,442	$158,323	$89,512
Master Value Opportunities LLC	$365,741	—		$365,741	[2]	—	—	$647	$639

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,433,434	$10,090,589	—	$22,524,023

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FUNDS II	JULY 31, 2013	7

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 71.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	77,029	$2,155,262
BlackRock Commodity Strategies Fund, Institutional Class	36,954	338,872
BlackRock Equity Dividend Fund, Institutional Class	57,162	1,294,153
BlackRock International Fund, Institutional Class	65,006	920,489
BlackRock International Opportunities Portfolio, Institutional Class	14,396	537,401
BlackRock Long-Horizon Equity Fund, Institutional Class	96,192	1,318,789
BlackRock Pacific Fund, Inc., Institutional Class	33,602	644,823
iShares International Developed Real Estate ETF	18,823	599,324
iShares MSCI Germany ETF	17,218	453,006
iShares MSCI Japan ETF	41,498	465,608
iShares MSCI Mexico Capped ETF	5,986	395,495
iShares Russell 2000 ETF	2,282	236,575
iShares U.S. Financials ETF	14,968	1,122,301
iShares U.S. Industrials ETF	2,844	250,101
iShares U.S. Technology ETF	11,734	906,334
Master Basic Value LLC	$2,812,191	2,812,191
Master Large Cap Growth Portfolio	$2,126,839	2,126,839

		16,577,563

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 26.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	55,382	$450,807
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,195	355,752
BlackRock Low Duration Bond Portfolio, Institutional Class	45,527	442,067
Master Total Return Portfolio	$4,903,750	4,903,750

		6,152,376

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	748,805	748,805
Total Affiliated Investment Companies
(Cost — $21,339,741*) — 101.5%		23,478,744
Liabilities in Excess of Other Assets — (1.5)%		(341,446)

Net Assets — 100.0%		$23,137,298

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,013,523

Gross unrealized appreciation	$3,821,748
Gross unrealized depreciation	(1,356,527)

Net unrealized appreciation	$2,465,221

8	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments	LifePath Active 2030 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	83,772	40,862		47,605		77,029	$2,155,262	$9,297	$126,794
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	36,954		—		36,954	$338,872	$78	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	109,954		109,954		—	—	$26,408	$75,293
BlackRock Equity Dividend Fund, Institutional Class	126,239	41,522		110,599		57,162	$1,294,153	$24,720	$199,370
BlackRock High Yield Bond Portfolio, BlackRock Class	36,897	73,950		55,465		55,382	$450,807	$17,281	$42,899
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	32,195		—		32,195	$355,752	$2,251	$6,265
BlackRock International Fund, Institutional Class	68,772	27,308		31,074		65,006	$920,489	$6,416	$(5,587)
BlackRock International Opportunities Portfolio, Institutional Class	18,333	235		4,172		14,396	$537,401	$7,887	$13,140
BlackRock Liquidity Funds, TempFund, Institutional Class	392,896	355,909	[1]	—		748,805	$748,805	$362	—
BlackRock Long-Horizon Equity Fund, Institutional Class	110,434	29,315		43,557		96,192	$1,318,789	$40,495	$48,064
BlackRock Low Duration Bond Portfolio, Institutional Class	—	45,527		—		45,527	$442,067	$1,453	—
BlackRock Pacific Fund, Inc., Institutional Class	—	33,602		—		33,602	$644,823	$3,174	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	25,739	—		25,739		—	—	—	$92,792
iShares International Developed Real Estate ETF	—	20,524		1,701		18,823	$599,324	$32,767	$3,630
iShares MSCI Emerging Markets ETF	12,997	—		12,997		—	—	—	$55,507
iShares MSCI Germany ETF	15,969	1,249		—		17,218	$453,006	$7,488	—
iShares MSCI Japan ETF	—	41,498		—		41,498	$465,608	$1,961	—
iShares MSCI Mexico Capped ETF	—	5,986		—		5,986	$395,495	$2,740	—
iShares Russell 2000 ETF	—	6,848		4,566		2,282	$236,575	$7,766	$73,380
iShares U.S. Financials ETF	—	14,968		—		14,968	$1,122,301	$6,315	—
iShares U.S. Industrials ETF	—	8,072		5,228		2,844	$250,101	$3,205	$37,663
iShares U.S. Real Estate ETF	—	8,381		8,381		—	—	$10,466	$69,760
iShares U.S. Technology ETF	4,632	11,734		4,632		11,734	$906,334	$3,918	$5,004
Master Basic Value LLC	$857,508	$1,954,683	[1]	—		$2,812,191	$2,812,191	$29,244	$220,531
Master Large Cap Growth Portfolio	$1,353,789	$773,050	[1]	—		$2,126,839	$2,126,839	$21,972	$108,371
Master S&P 500 Index Series	$1,980,356	—		$1,980,356	[2]	—	—	$8,732	$1,661
Master Total Return Portfolio	$4,579,931	$323,819	[1]	—		$4,903,750	$4,903,750	$138,037	$77,049
Master Value Opportunities LLC	$632,589	—		$632,589	[2]	—	—	$1,118	$1,104

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2013	9

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,635,964	$9,842,780	—	$23,478,744

There were no transfers between levels during the period ended July 31, 2013.

10	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 81.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,857	$1,199,133
BlackRock Commodity Strategies Fund, Institutional Class	18,701	171,486
BlackRock Equity Dividend Fund, Institutional Class	32,844	743,594
BlackRock International Fund, Institutional Class	46,426	657,397
BlackRock International Opportunities Portfolio, Institutional Class	9,689	361,685
BlackRock Long-Horizon Equity Fund, Institutional Class	52,621	721,432
BlackRock Pacific Fund, Inc., Institutional Class	16,994	326,109
iShares International Developed Real Estate ETF	11,334	360,875
iShares MSCI Germany ETF	8,594	226,108
iShares MSCI Japan ETF	14,193	159,245
iShares MSCI Mexico Capped ETF	2,995	197,880
iShares Russell 2000 ETF	1,131	117,251
iShares U.S. Financials ETF	6,655	498,992
iShares U.S. Industrials ETF	1,099	96,646
iShares U.S. Technology ETF	5,934	458,342
Master Basic Value LLC	$1,550,589	1,550,589
Master Large Cap Growth Portfolio	$1,173,902	1,173,902

		9,020,666

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 21.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	27,808	$226,355
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,061	111,175
BlackRock Low Duration Bond Portfolio, Institutional Class	22,835	221,732
Master Total Return Portfolio	$1,839,479	1,839,479

		2,398,741

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	266,047	266,047
Total Affiliated Investment Companies
(Cost — $10,495,424*) — 106.0%		11,685,454
Liabilities in Excess of Other Assets — (6.0)%		(665,129)

Net Assets — 100.0%		$11,020,325

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,353,923

Gross unrealized appreciation	$1,924,346
Gross unrealized depreciation	(592,815)

Net unrealized appreciation	$1,331,531

BLACKROCK FUNDS II	JULY 31, 2013	11

Schedule of Investments	LifePath Active 2035 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,959	28,041		30,143		42,857	$1,199,133	$4,461	$83,016
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	18,701		—		18,701	$171,486	$34	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	51,361		51,361		—	—	$12,730	$33,539
BlackRock Equity Dividend Fund, Institutional Class	81,419	26,672		75,247		32,844	$743,594	$13,203	$146,204
BlackRock High Yield Bond Portfolio, BlackRock Class	24,633	36,175		33,000		27,808	$226,355	$7,801	$15,624
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	10,061		—		10,061	$111,175	$703	$1,958
BlackRock International Fund, Institutional Class	31,216	29,317		14,107		46,426	$657,397	$2,912	$(2,768)
BlackRock International Opportunities Portfolio, Institutional Class	9,688	3,243		3,242		9,689	$361,685	$3,590	$13,147
BlackRock Liquidity Funds, TempFund, Institutional Class	163,571	102,476	[1]	—		266,047	$266,047	$199	—
BlackRock Long-Horizon Equity Fund, Institutional Class	61,485	17,034		25,898		52,621	$721,432	$22,546	$47,877
BlackRock Low Duration Bond Portfolio, Institutional Class	—	22,835		—		22,835	$221,732	$729	—
BlackRock Pacific Fund, Inc., Institutional Class	—	16,994		—		16,994	$326,109	$1,605	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	13,934	—		13,934		—	—	—	$55,033
iShares International Developed Real Estate ETF	—	11,334		—		11,334	$360,875	$18,024	—
iShares MSCI Emerging Markets ETF	5,959	—		5,959		—	—	—	$25,450
iShares MSCI Germany ETF	7,015	1,579		—		8,594	$226,108	$3,738	—
iShares MSCI Japan ETF	—	14,193		—		14,193	159,245	$671	—
iShares MSCI Mexico Capped ETF	—	2,995		—		2,995	$197,880	$1,371	—
iShares Russell 2000 ETF	—	2,695		1,564		1,131	$117,251	$3,156	$25,135
iShares U.S. Financials ETF	—	6,655		—		6,655	$498,992	$2,808	—
iShares U.S. Industrials ETF	—	3,589		2,490		1,099	$96,646	$1,379	$17,938
iShares U.S. Real Estate ETF	—	4,826		4,826		—	—	$5,695	$38,243
iShares U.S. Technology ETF	2,034	5,934		2,034		5,934	$458,342	$1,897	$2,198
Master Basic Value LLC	$424,541	$1,126,048	[1]	—		$1,550,589	$1,550,589	$15,486	$121,724
Master Large Cap Growth Portfolio	$623,237	$550,665	[1]	—		$1,173,902	$1,173,902	$11,674	$59,420
Master S&P 500 Index Series	$974,823	—		$974,823	[2]	—	—	$4,103	$718
Master Total Return Portfolio	$474,059	$1,365,420	[1]	—		$1,839,479	$1,839,479	$46,124	$26,789
Master Value Opportunities LLC	$344,735	—		$344,735	[2]	—	—	$610	$602

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

12	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,121,484	$4,563,970	—	$11,685,454

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FUNDS II	JULY 31, 2013	13

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	61,652	$1,725,019
BlackRock Commodity Strategies Fund, Institutional Class	23,565	216,092
BlackRock Equity Dividend Fund, Institutional Class	45,820	1,037,375
BlackRock International Fund, Institutional Class	58,324	825,872
BlackRock International Opportunities Portfolio, Institutional Class	14,488	540,829
BlackRock Long-Horizon Equity Fund, Institutional Class	75,200	1,030,990
BlackRock Pacific Fund, Inc., Institutional Class	21,572	413,974
iShares International Developed Real Estate ETF	21,431	682,363
iShares MSCI Germany ETF	8,292	218,162
iShares MSCI Japan ETF	19,939	223,716
iShares MSCI Mexico Capped ETF	2,919	192,858
iShares Russell 2000 ETF	1,462	151,566
iShares U.S. Financials ETF	9,394	704,362
iShares U.S. Industrials ETF	1,786	157,061
iShares U.S. Technology ETF	5,670	437,951
Master Basic Value LLC	$2,514,595	2,514,595
Master Large Cap Growth Portfolio	$1,739,874	1,739,874

		12,812,659

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 15.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	35,078	$285,532
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,697	96,106
BlackRock Low Duration Bond Portfolio, Institutional Class	22,017	213,788
Master Total Return Portfolio	$1,668,180	1,668,180

		2,263,606

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	369,458	369,458
Total Affiliated Investment Companies
(Cost — $13,708,350*) — 102.2%		15,445,723
Liabilities in Excess of Other Assets — (2.2)%		(335,753)

Net Assets — 100.0%		$15,109,970

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,547,200

Gross unrealized appreciation	$2,745,348
Gross unrealized depreciation	(846,825)

Net unrealized appreciation	$1,898,523

14	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments	LifePath Active 2040 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	63,740	36,645		38,733		61,652	$1,725,019	$7,478	$39,998
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	23,565		—		23,565	$216,092	$50	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	79,133		79,133		—	—	$20,040	$52,474
BlackRock Equity Dividend Fund, Institutional Class	100,606	30,835		85,621		45,820	$1,037,375	$19,440	$125,459
BlackRock High Yield Bond Portfolio, BlackRock Class	13,569	51,680		30,171		35,078	$285,532	$8,449	$10,276
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	8,697		—		8,697	$96,106	$608	$1,693
BlackRock International Fund, Institutional Class	39,264	49,920		30,860		58,324	$825,872	$5,610	$(1,702)
BlackRock International Opportunities Portfolio, Institutional Class	11,769	2,719		—		14,488	$540,829	$6,903	—
BlackRock Liquidity Funds, TempFund, Institutional Class	416,442	—		46,984	[2]	369,458	$369,458	$216	—
BlackRock Long-Horizon Equity Fund, Institutional Class	76,313	32,069		33,182		75,200	$1,030,990	$27,983	$47,667
BlackRock Low Duration Bond Portfolio, Institutional Class	—	22,017		—		22,017	$213,788	$714	—
BlackRock Pacific Fund, Inc., Institutional Class	—	21,572		—		21,572	$413,974	$2,038	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	17,362	—		17,362		—	—	—	$64,156
iShares International Developed Real Estate ETF	—	21,431		—		21,431	$682,363	$31,078	—
iShares MSCI Emerging Markets ETF	7,588	—		7,588		—	—	—	$32,407
iShares MSCI Germany ETF	9,077	—		785		8,292	$218,162	$3,606	$3,768
iShares MSCI Japan ETF	—	19,939		—		19,939	$223,716	$942	—
iShares MSCI Mexico Capped ETF	—	3,619		700		2,919	$192,858	$1,336	$(2,011)
iShares Russell 2000 ETF	—	3,510		2,048		1,462	$151,566	$4,106	$32,913
iShares U.S. Financials ETF	—	9,394		—		9,394	$704,362	$3,963	—
iShares U.S. Industrials ETF	—	5,066		3,280		1,786	$157,061	$2,012	$23,629
iShares U.S. Real Estate ETF	—	7,084		7,084		—	—	$9,429	$63,428
iShares U.S. Technology ETF	2,632	7,533		4,495		5,670	$437,951	$2,001	$3,063
Master Basic Value LLC	$850,787	$1,663,808	[1]	—		$2,514,595	$2,514,595	$23,833	$177,164
Master Large Cap Growth Portfolio	$1,232,751	$507,123	[1]	—		$1,739,874	$1,739,874	$17,848	$86,358
Master S&P 500 Index Series	$1,541,461	—		$1,541,461	[2]	—	—	$6,282	$1,030
Master Total Return Portfolio	$816,540	$851,640	[1]	—		$1,668,180	$1,668,180	$46,034	$25,780
Master Value Opportunities LLC	$441,958	—		$441,958	[2]	—	—	$784	$771

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2013	15

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,523,074	$5,922,649	—	$15,445,723

There were no transfers between levels during the period ended July 31, 2013.

16	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	32,864	$919,521
BlackRock Commodity Strategies Fund, Institutional Class	12,109	111,039
BlackRock Equity Dividend Fund, Institutional Class	25,925	586,935
BlackRock International Fund, Institutional Class	43,244	612,333
BlackRock International Opportunities Portfolio, Institutional Class	9,261	345,729
BlackRock Long-Horizon Equity Fund, Institutional Class	41,444	568,196
BlackRock Pacific Fund, Inc., Institutional Class	10,929	209,724
iShares International Developed Real Estate ETF	13,721	436,877
iShares MSCI Germany ETF	4,079	107,318
iShares MSCI Japan ETF	6,644	74,546
iShares MSCI Mexico Capped ETF	1,436	94,877
iShares Russell 2000 ETF	731	75,783
iShares U.S. Financials ETF	4,189	314,091
iShares U.S. Industrials ETF	718	63,141
iShares U.S. Technology ETF	2,882	222,606
Master Basic Value LLC	$1,342,773	1,342,773
Master Large Cap Growth Portfolio	$956,735	956,735

		7,042,224

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 10.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	18,234	$148,421
BlackRock Low Duration Bond Portfolio, Institutional Class	11,151	108,271
Master Total Return Portfolio	$489,360	489,360

		746,052

Short-Term Securities — 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	181,507	181,507
Total Affiliated Investment Companies
(Cost — $7,068,082*) — 109.1%		7,969,783
Liabilities in Excess of Other Assets — (9.1)%		(667,258)

Net Assets — 100.0%		$7,302,525

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,999,992

Gross unrealized appreciation	$1,363,544
Gross unrealized depreciation	(393,753)

Net unrealized appreciation	$969,791

BLACKROCK FUNDS II	JULY 31, 2013	17

Schedule of Investments	LifePath Active 2045 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	30,093	19,924		17,153		32,864	$919,521	$3,644	$9,650
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	12,109		—		12,109	$111,039	$22	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	38,606		38,606		—	—	$9,588	$24,663
BlackRock Equity Dividend Fund, Institutional Class	48,177	25,664		47,916		25,925	$586,935	$10,241	$39,105
BlackRock High Yield Bond Portfolio, BlackRock Class	13,493	18,679		13,938		18,234	$148,421	$4,512	$3,995
BlackRock International Fund, Institutional Class	28,839	27,057		12,652		43,244	$612,333	$2,755	$(1,431)
BlackRock International Opportunities Portfolio, Institutional Class	4,819	4,442		—		9,261	$345,729	$3,387	—
BlackRock Liquidity Funds, TempFund, Institutional Class	172,264	9,243	[1]	—		181,507	$181,507	$124	—
BlackRock Long-Horizon Equity Fund, Institutional Class	34,329	19,835		12,720		41,444	$568,196	$12,588	$12,003
BlackRock Low Duration Bond Portfolio, Institutional Class	—	11,151		—		11,151	$108,271	$362	—
BlackRock Pacific Fund, Inc., Institutional Class	—	10,929		—		10,929	$209,724	$1,032	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,848	—		7,848		—	—	—	$26,828
iShares International Developed Real Estate ETF	—	13,900		179		13,721	$436,877	$17,044	$(5)
iShares MSCI Emerging Markets ETF	3,659	—		3,659		—	—	—	$15,627
iShares MSCI Germany ETF	4,374	—		295		4,079	$107,318	$1,774	$1,416
iShares MSCI Japan ETF	—	6,644		—		6,644	$74,546	$314	—
iShares MSCI Mexico Capped ETF	—	1,755		319		1,436	$94,877	$657	$(916)
iShares Russell 2000 ETF	—	1,400		669		731	$75,783	$1,701	$10,752
iShares U.S. Financials ETF	—	4,189		—		4,189	$314,091	$1,767	—
iShares U.S. Industrials ETF	—	2,309		1,591		718	$63,141	$890	$11,462
iShares U.S. Real Estate ETF	—	4,060		4,060		—	—	$4,818	$32,365
iShares U.S. Technology ETF	1,268	3,816		2,202		2,882	$222,606	$998	$1,480
Master Basic Value LLC	$378,502	$964,271	[1]	—		$1,342,773	$1,342,773	$12,248	$93,629
Master Large Cap Growth Portfolio	$589,253	$367,482	[1]	—		$956,735	$956,735	$9,027	$44,096
Master S&P 500 Index Series	$608,887	—		$608,887	[2]	—	—	$2,599	$467
Master Total Return Portfolio	$323,168	$166,192	[1]	—		$489,360	$489,360	$14,119	$8,714
Master Value Opportunities LLC	$101,627	—		$101,627	[2]	—	—	$163	$177

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

18	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,180,915	$2,788,868	—	$7,969,783

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FUNDS II	JULY 31, 2013	19

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 99.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,577	$799,583
BlackRock Commodity Strategies Fund, Institutional Class	10,389	95,268
BlackRock Equity Dividend Fund, Institutional Class	22,882	518,047
BlackRock International Fund, Institutional Class	31,373	444,248
BlackRock International Opportunities Portfolio, Institutional Class	7,962	297,209
BlackRock Long-Horizon Equity Fund, Institutional Class	34,363	471,119
BlackRock Pacific Fund, Inc., Institutional Class	8,897	170,736
iShares International Developed Real Estate ETF	12,026	382,908
iShares MSCI Germany ETF	3,352	88,191
iShares MSCI Japan ETF	5,371	60,263
iShares MSCI Mexico Capped ETF	1,180	77,963
iShares Russell 2000 ETF	591	61,269
iShares U.S. Financials ETF	3,087	231,463
iShares U.S. Industrials ETF	306	26,910
iShares U.S. Technology ETF	2,357	182,055
Master Basic Value LLC	$1,088,673	1,088,673
Master Large Cap Growth Portfolio	$807,190	807,190

		5,803,095

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 5.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	14,516	$118,159
BlackRock Low Duration Bond Portfolio, Institutional Class	6,090	59,136
Master Total Return Portfolio	$124,313	124,313

		301,608

Short-Term Securities — 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	118,908	118,908
Total Affiliated Investment Companies
(Cost — $5,483,644*) — 107.0%		6,223,611
Liabilities in Excess of Other Assets — (7.0)%		(406,049)

Net Assets — 100.0%		$5,817,562

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,396,628

Gross unrealized appreciation	$1,135,207
Gross unrealized depreciation	(308,224)

Net unrealized appreciation	$826,983

20	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments	LifePath Active 2050 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,655	15,534		11,612		28,577	$799,583	$3,172	$(669)
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	10,389		—		10,389	$95,268	$18	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	32,422		32,422		—	—	$8,186	$20,264
BlackRock Equity Dividend Fund, Institutional Class	38,002	18,142		33,262		22,882	$518,047	$8,995	$25,571
BlackRock High Yield Bond Portfolio, BlackRock Class	16,188	14,990		16,662		14,516	$118,159	$4,471	$12,088
BlackRock International Fund, Institutional Class	18,329	16,772		3,728		31,373	$444,248	$2,485	$(858)
BlackRock International Opportunities Portfolio, Institutional Class	4,165	3,797		—		7,962	$297,209	$3,055	—
BlackRock Liquidity Funds, TempFund, Institutional Class	123,189	—		4,281	[2]	118,908	$118,908	$95	—
BlackRock Long-Horizon Equity Fund, Institutional Class	27,671	20,697		14,005		34,363	$471,119	$10,147	$10,122
BlackRock Low Duration Bond Portfolio, Institutional Class	—	6,090		—		6,090	$59,136	$204	—
BlackRock Pacific Fund, Inc., Institutional Class	—	8,897		—		8,897	$170,736	$840	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	6,291	—		6,291		—	—	—	$22,121
iShares International Developed Real Estate ETF	—	12,677		651		12,026	$382,908	$15,221	$(17)
iShares MSCI Emerging Markets ETF	2,716	—		2,716		—	—	—	$11,599
iShares MSCI Germany ETF	3,274	78		—		3,352	$88,191	$1,458	—
iShares MSCI Japan ETF	—	5,371		—		5,371	$60,263	$254	—
iShares MSCI Mexico Capped ETF	—	1,514		334		1,180	$77,963	$540	$(959)
iShares Russell 2000 ETF	—	1,120		529		591	$61,269	$1,286	$7,016
iShares U.S. Financials ETF	—	3,401		314		3,087	$231,463	$1,303	$661
iShares U.S. Industrials ETF	—	1,875		1,569		306	$26,910	$600	$10,129
iShares U.S. Real Estate ETF	—	3,677		3,677		—	—	$4,345	$29,652
iShares U.S. Technology ETF	949	3,108		1,700		2,357	$182,055	$792	$1,114
Master Basic Value LLC	$298,915	$789,758	[1]	—		$1,088,673	$1,088,673	$10,797	$84,186
Master Large Cap Growth Portfolio	$459,484	$347,706	[1]	—		$807,190	$807,190	$8,012	$40,766
Master S&P 500 Index Series	$496,801	—		$496,801	[2]	—	—	$2,107	$374
Master Total Return Portfolio	$214,076	—		$89,763	[2]	$124,313	$124,313	$4,797	$3,284
Master Value Opportunities LLC	$159,908	—		$159,908	[2]	—	—	$283	$280

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2013	21

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,203,435	$2,020,176	—	$6,223,611

There were no transfers between levels during the period ended July 31, 2013.

22	BLACKROCK FUNDS II	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 97.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10,613	$296,950
BlackRock Commodity Strategies Fund, Institutional Class	4,316	39,579
BlackRock Equity Dividend Fund, Institutional Class	8,765	198,431
BlackRock International Fund, Institutional Class	8,769	124,172
BlackRock International Opportunities Portfolio, Institutional Class	2,973	111,000
BlackRock Long-Horizon Equity Fund, Institutional Class	12,557	172,154
BlackRock Pacific Fund, Inc., Institutional Class	3,203	61,458
iShares International Developed Real Estate ETF	4,676	148,884
iShares MSCI Germany ETF	1,233	32,440
iShares MSCI Japan ETF	1,958	21,969
iShares MSCI Mexico Capped ETF	434	28,674
iShares Russell 2000 ETF	215	22,289
iShares U.S. Financials ETF	1,065	79,854
iShares U.S. Industrials ETF	77	6,771

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
iShares U.S. Technology ETF	$843	$65,113
Master Basic Value LLC	405,118	405,118
Master Large Cap Growth Portfolio	301,619	301,619

		2,116,475

Fixed Income Funds — 1.0%
BlackRock Low Duration Bond Portfolio, Institutional Class	2,187	21,234

Short-Term Securities — 3.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)	71,812	71,812
Total Affiliated Investment Companies
(Cost — $2,102,632*) — 101.5%		2,209,521
Liabilities in Excess of Other Assets — (1.5)%		(32,593)

Net Assets — 100.0%		$2,176,928

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,102,632

Gross unrealized appreciation	$158,785
Gross unrealized depreciation	(51,896)

Net unrealized appreciation	$106,889

BLACKROCK FUNDS II	JULY 31, 2013	23

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 13, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,013		400	10,613	$296,950	—	$51
BlackRock Commodity Strategies Fund, Inc., Institutional Class	4,316		—	4,316	$39,579	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	12,099		12,099	—	—	—	$(3,547)
BlackRock Equity Dividend Fund, Institutional Class	13,503		4,738	8,765	$198,431	$2,200	$2,065
BlackRock High Yield Bond Portfolio, BlackRock Class	5,000		5,000	—	—	$123	$4
BlackRock International Fund, Institutional Class	8,769		—	8,769	$124,172	—	—
BlackRock International Opportunities Portfolio, Institutional Class	2,973		—	2,973	$111,000	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	71,812	[1]	—	71,812	$71,812	$18	—
BlackRock Long-Horizon Equity Fund, Institutional Class	16,748		4,191	12,557	$172,154	—	$1,074
BlackRock Low Duration Bond Portfolio, Institutional Class	2,187		—	2,187	$21,234	$74	—
BlackRock Pacific Fund, Inc., Institutional Class	3,203		—	3,203	$61,458	$302	—
iShares International Developed Real Estate ETF	4,972		296	4,676	$148,884	$2,880	$534
iShares MSCI Germany ETF	1,233		—	1,233	$32,440	$536	—
iShares MSCI Japan ETF	1,958		—	1,958	$21,969	$93	—
iShares MSCI Mexico Capped ETF	555		121	434	$28,674	$199	$(348)
iShares Russell 2000 ETF	425		210	215	$22,289	$204	$1,231
iShares U.S. Financials ETF	1,065		—	1,065	$79,854	$449	—
iShares U.S. Industrials ETF	580		503	77	$6,771	$156	$307
iShares U.S. Real Estate ETF	1,488		1,488	—	—	$858	$5,557
iShares U.S. Technology ETF	1,119		276	843	$65,113	$190	$32
Master Basic Value LLC	$405,118	[1]	—	$405,118	$405,118	$2,492	$19,951
Master Large Cap Growth Portfolio	$301,619	[1]	—	$301,619	$301,619	$1,583	$13,254

[1]	Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,502,784	$706,737	—	$2,209,521

24	BLACKROCK FUNDS II	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 24, 2013